INVESTMENTS IN EQUITY METHOD INVESTEE (TABLES)	12 Months Ended
Mar. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Method Investments [Table Text Block]

The following table provides a reconciliation of the investments in equity method investees in the Group's consolidated balance sheet as of March 31, 2014 and 2015 and the amount of underlying equity in net assets of the equity investees:

	As of March 31,
	2014	2015
	$	$
The Group's proportionate share of equity in the net assets of equity investees	5	5
Less: Accumulated impairment losses recognized	(5)	(5)

Investments in equity investees reported in the consolidated balance sheet	-	-